SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance			$ 4,929,000	$ 17,000	$ 17,000	$ 19,000
Warrants issued					5,882,000
Warrant exercises						(2,000)
Change in fair value	$ 564,000	$ 995,000	4,366,000	$ 968,000	(970,000)
Ending balance	$ 563,000		$ 563,000		$ 4,929,000	$ 17,000